RELATED PARTY TRANSACTIONS - Summary of related parties income / (expense) amounts included into consolidated statements of operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Ship operating expenses	$ (124,061)	$ (108,534)
Charter hire expenses	(26,992)	(25,683)
Total operating revenues	409,900	581,849
Related Party
Related Party Transaction [Line Items]
Other revenues	1,258	342
Other operating income (expenses)	0	(413)
Ship operating expenses	(1,069)	(1,163)
Charter hire expenses	(14,556)	(22,716)
Administrative expenses	(1,328)	(589)
Income (loss) from related party transaction	(15,416)	(22,506)
Time charter revenues
Related Party Transaction [Line Items]
Total operating revenues	181,693	345,241
Time charter revenues | Related Party
Related Party Transaction [Line Items]
Total operating revenues	$ 279	$ 2,033